FAIR VALUE MEASUREMENT (Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Oct. 19, 2016	Dec. 31, 2015
Liabilities:
Contingent liability		$ 640
Fair Value, Measurements, Recurring [Member]
Liabilities:
Contingent liability			$ 640
Derivative financial instruments	$ 74		14
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Liabilities:
Contingent liability
Derivative financial instruments
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Money market
Liabilities:
Contingent liability
Derivative financial instruments	74		14
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Money market
Liabilities:
Contingent liability			640
Derivative financial instruments